Wilson Bank Holding Company - Parent Company Financial Information (Details1) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Directors' fees													$ 762	$ 739	$ 733
Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223	19,663	16,595	14,855
Federal income tax benefits													7,515	6,545	5,828
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	12,148	10,050	9,027
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1158, $2685 and $1578, respectively													1,867	4,330	(2,546)
Reclassification adjustments for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively													(160)	(119)	(328)
Other comprehensive earnings (losses)													1,707	4,211	(2,874)
Comprehensive earnings													13,855	14,261	6,153
Wilson Bank Holding Company [Member]
Expenses:
Directors' fees													319	346	346
Other													88	64	45
Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries													(407)	(410)	(391)
Federal income tax benefits													173	170	164
Non-interest expense													(234)	(240)	(227)
Equity in undistributed earnings of commercial bank subsidiary													12,382	10,290	9,254
Net earnings													12,148	10,050	9,027
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1158, $2685 and $1578, respectively													1,867	4,330	(2,546)
Reclassification adjustments for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively													(160)	(119)	(328)
Other comprehensive earnings (losses)													1,707	4,211	(2,874)
Comprehensive earnings													$ 13,855	$ 14,261	$ 6,153